Prepaid Expenses, Deposits and Other Current Assets, net - Schedule of Prepaid Expenses and Other Current Assets (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Rental and utility deposits	$ 449,172	$ 57,710	$ 445,272
Outsourcing service deposits	222,900	28,638	0
Prepaid data service and storage	59,973	7,705	0
Prepaid insurance	540,694	69,468	863,840
Prepaid legal and professional fees	1,592,888	204,654	4,043,686
Prepaid marketing	2,453,518	315,229	8,731,108
Prepaid repair and maintenance	40,222	5,168	80,737
Prepaid rents	28,412	3,650	0
Prepaid outsourcing fee	886,419	113,887	0
Other receivables	366,483	47,086	0
Prepaid others	34,572	4,442	25,553
Total prepaid expenses, deposits and other current assets	6,675,253	857,637	14,190,196
Less: allowance for credit losses	0	0	(103,182)	$ (13,257)	$ 0
Prepaid expenses, deposits and other current assets, net	6,675,253	857,637	14,087,014
Less: amount classified as prepaid expenses and deposits, non-current	(233,588)	(30,011)	(3,546,051)
Prepaid expenses, deposits and other current assets, net	$ 6,441,665	$ 827,626	$ 10,540,963